PGIM Corporate Bond Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Commercial Mortgage-Backed Securities 7.3%
BANK, Series 2019-BN16, Class A3	3.741%	02/15/52	200	$178,055
Benchmark Mortgage Trust, Series 2019-B09, Class A4	3.751	03/15/52	200	177,073
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	250	222,635
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	264	245,051
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050	04/10/49	137	129,624
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	73	70,190
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A4	3.224	07/15/50	100	91,061
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	184	172,453
Series 2016-C31, Class A4	2.840	11/15/49	273	250,004

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317	10/15/50	200	181,427

Total Commercial Mortgage-Backed Securities (cost $1,880,943)				1,717,573
Corporate Bonds 90.4%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	30	25,900
Sr. Unsec’d. Notes	5.930	05/01/60	145	121,979
HEICO Corp.,
Gtd. Notes	5.250	08/01/28	20	19,296
Gtd. Notes	5.350	08/01/33	50	45,895
				213,070
Agriculture 2.4%
Altria Group, Inc., Gtd. Notes	3.400	02/04/41	75	45,909
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	100	83,973
Gtd. Notes	4.700	04/02/27	200	190,356

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668%	03/25/26	100	$89,959
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.375	02/15/33	155	143,184
				553,381
Airlines 1.1%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	37	35,936
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	180	173,749
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	40	37,204
Sr. Sec’d. Notes, 144A	4.625	04/15/29	25	21,136
				268,025
Auto Manufacturers 2.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.950	05/28/27	200	187,453
General Motors Co.,
Sr. Unsec’d. Notes	5.400	04/01/48	135	101,333
Sr. Unsec’d. Notes	6.125	10/01/25	100	99,820

Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31	205	155,033
				543,639
Auto Parts & Equipment 0.1%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	35	28,009
Banks 24.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.800	02/23/28	200	177,521
Bank of America Corp.,
Sr. Unsec’d. Notes	2.299(ff)	07/21/32	45	33,212
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	320	239,867
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	40	36,142

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	1.898%(ff)	07/23/31	305	$226,854
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	75	61,852
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	100	92,248
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	240	218,220

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	200	162,601
BPCE SA (France), Sr. Unsec’d. Notes, 144A	2.375	01/14/25	250	237,702
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	25	22,357
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	305	231,550
Sr. Unsec’d. Notes	4.412(ff)	03/31/31	300	265,110
Sub. Notes	4.450	09/29/27	100	92,391

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.447(ff)	04/01/25	160	156,171
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.948(ff)	10/21/27	145	127,157
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	65	47,713
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	195	126,757
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	20	17,964

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.589(ff)	05/24/27	200	176,119
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	109	104,768
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	300	222,843
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	150	119,374
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	90	68,199
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	35	26,780
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	350	321,821
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	515	379,989
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	225	204,832

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.875(ff)	10/20/34	25	24,985
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	178,355
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	200	190,352
Sr. Unsec’d. Notes, 144A, MTN	6.447(ff)	01/12/27	255	252,397

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161%(ff)	10/30/29	30	$30,173
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	250	221,563
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	35	34,396
Sr. Unsec’d. Notes, MTN	2.393(ff)	06/02/28	240	209,192
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	410	324,955
				5,664,482
Beverages 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.900	02/01/46	225	186,251
Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	100	91,589
Constellation Brands, Inc.,
Gtd. Notes	5.250	11/15/48	30	25,044
Sr. Unsec’d. Notes	2.875	05/01/30	30	24,682
				327,566
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	70	62,401
Sr. Unsec’d. Notes	5.750	03/02/63	30	25,967
				88,368
Building Materials 0.0%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	2.400	07/15/31	15	11,495
Chemicals 1.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.800	05/15/49	55	41,752
FMC Corp., Sr. Unsec’d. Notes	5.650	05/18/33	100	88,085

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Huntsman International LLC, Sr. Unsec’d. Notes	2.950%	06/15/31	75	$56,967
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	50	32,327
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	4.750	06/01/28	40	37,068
				256,199
Coal 0.3%
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.400	02/01/43	100	80,140
Commercial Services 1.6%
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	50	36,529
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28	40	38,158
ERAC USA Finance LLC, Gtd. Notes, 144A	4.900	05/01/33	150	136,393
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	100	64,408
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	160	94,692
				370,180
Computers 0.2%
Leidos, Inc.,
Gtd. Notes	2.300	02/15/31	35	26,315
Gtd. Notes	4.375	05/15/30	30	26,378
				52,693
Diversified Financial Services 1.4%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	40	39,466

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625%	10/15/31	170	$125,329
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.172	07/14/28	200	164,608
				329,403
Electric 10.0%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.450	05/15/51	65	38,939
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	80,359
Consumers Energy Co., First Mortgage	4.200	09/01/52	65	47,677
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	150	118,764
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	54,045
Duke Energy Carolinas LLC, First Mortgage	3.450	04/15/51	90	56,287
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	92,138
Florida Power & Light Co., First Mortgage	5.300	04/01/53	55	48,092
Interstate Power & Light Co., Sr. Unsec’d. Notes	2.300	06/01/30	50	39,298
Liberty Utilities Finance GP 1, Gtd. Notes, 144A	2.050	09/15/30	230	173,348
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	14,236
Mississippi Power Co., Sr. Unsec’d. Notes, Series 12-A	4.250	03/15/42	140	102,750
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.250	06/01/30	22	17,141
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.000	12/02/25	35	31,840
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	100	59,787
First Mortgage	4.000	12/01/46	100	60,177
First Mortgage	4.950	07/01/50	20	13,973

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

PacifiCorp, First Mortgage	4.125%	01/15/49	100	$66,862
PPL Electric Utilities Corp., First Mortgage	4.750	07/15/43	100	81,640
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000	10/30/31	190	198,922
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42	75	53,847
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	383,892
Puget Sound Energy, Inc., First Mortgage	2.893	09/15/51	20	10,932
San Diego Gas & Electric Co.,
First Mortgage	4.300	04/01/42	75	56,444
Sr. Sec’d. Notes, Series VVV	1.700	10/01/30	100	75,643

Southern California Edison Co., First Ref. Mortgage	5.500	03/15/40	200	175,493
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	150	146,281
Sr. Sec’d. Notes, 144A	3.700	01/30/27	45	40,916
				2,339,723
Engineering & Construction 0.8%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350	08/18/28	50	49,723
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500	07/31/47	200	142,302
				192,025
Entertainment 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	20	14,790
Gtd. Notes	5.141	03/15/52	130	92,026
				106,816

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 1.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes	3.000%	02/02/29	35	$28,766
Gtd. Notes	3.000	05/15/32	55	39,752

Kraft Heinz Foods Co., Gtd. Notes	5.000	07/15/35	37	32,888
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.625	09/13/31	205	145,528
				246,934
Hand/Machine Tools 0.1%
Regal Rexnord Corp., Gtd. Notes, 144A	6.050	02/15/26	30	29,503
Healthcare-Services 3.5%
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	30	16,424
Elevance Health, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	100	80,156
HCA, Inc.,
Gtd. Notes	3.125	03/15/27	130	117,274
Gtd. Notes	5.250	06/15/49	50	38,445
Gtd. Notes	5.500	06/15/47	25	20,110

Mayo Clinic, Unsec’d. Notes	3.774	11/15/43	85	63,866
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	35	21,890
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	55	33,609
Presbyterian Healthcare Services, Unsec’d. Notes	4.875	08/01/52	75	62,764
Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	100	57,634
Texas Health Resources, Sec’d. Notes	4.330	11/15/55	130	100,027
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	80	53,334
Sr. Unsec’d. Notes	3.250	05/15/51	90	55,307

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.750%	05/15/52	45	$35,975
Sr. Unsec’d. Notes	6.875	02/15/38	55	59,026
				815,841
Housewares 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	96,375
Insurance 1.8%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	50	40,069
Chubb INA Holdings, Inc., Gtd. Notes	3.050	12/15/61	55	30,964
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	80	71,765
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.650	04/05/27	45	41,197
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.125	10/15/52	95	53,351
Sr. Unsec’d. Notes	3.500	10/15/50	60	36,293

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.625	08/16/32	90	82,796
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	50	40,019
MetLife, Inc., Sr. Unsec’d. Notes	5.250	01/15/54	30	25,090
				421,544
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	55	40,506
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	10	9,449
				49,955

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.500%	03/01/42	15	$8,859
Sr. Sec’d. Notes	4.800	03/01/50	130	85,675
Sr. Sec’d. Notes	6.384	10/23/35	180	162,776

Comcast Corp., Gtd. Notes	5.500	05/15/64	130	110,931
Cox Communications, Inc.,
Gtd. Notes, 144A	2.950	10/01/50	75	39,272
Gtd. Notes, 144A	5.450	09/15/28	50	48,703

Discovery Communications LLC, Gtd. Notes	3.950	06/15/25	28	26,974
FactSet Research Systems, Inc., Sr. Unsec’d. Notes	2.900	03/01/27	25	22,593
				505,783
Mining 1.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500	09/15/38	75	79,708
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	200	181,456
Newmont Corp., Gtd. Notes	2.800	10/01/29	150	125,750
				386,914
Miscellaneous Manufacturing 0.2%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	65	58,741
Office/Business Equipment 0.6%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	150	148,549
Oil & Gas 2.7%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	127,371
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.850	02/01/35	10	9,130

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.250%	03/15/38	50	$46,828
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	80	60,535
Sr. Unsec’d. Notes	5.250	06/15/37	21	18,092
Sr. Unsec’d. Notes	5.400	06/15/47	9	7,339

ConocoPhillips Co., Gtd. Notes	4.300	11/15/44	55	42,288
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	55	42,484
Diamondback Energy, Inc.,
Gtd. Notes	4.400	03/24/51	45	32,044
Gtd. Notes	6.250	03/15/33	75	74,016

Helmerich & Payne, Inc., Sr. Unsec’d. Notes	2.900	09/29/31	90	69,118
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	90	82,153
Petroleos Mexicanos (Mexico), Gtd. Notes	6.350	02/12/48	60	32,775
				644,173
Packaging & Containers 1.2%
AptarGroup, Inc., Sr. Unsec’d. Notes	3.600	03/15/32	20	16,292
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	130	117,506
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	75	66,499
Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573	10/15/26	85	74,359
				274,656
Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	95	74,127
Sr. Unsec’d. Notes	4.400	11/06/42	60	47,553
Cigna Group (The),
Gtd. Notes	4.900	12/15/48	100	79,885

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Group (The), (cont’d.)
Sr. Unsec’d. Notes	2.375%	03/15/31	25	$19,473

CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	55	33,258
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	27,476
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	140	131,071
Viatris, Inc., Gtd. Notes	3.850	06/22/40	25	15,535
				428,378
Pipelines 8.0%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	100	81,574
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	90	75,855
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	66,488
DCP Midstream Operating LP, Gtd. Notes	5.125	05/15/29	310	292,374
El Paso Natural Gas Co. LLC, Gtd. Notes, 144A	3.500	02/15/32	95	75,338
Energy Transfer LP,
Sr. Unsec’d. Notes	5.400	10/01/47	150	118,138
Sr. Unsec’d. Notes	6.250	04/15/49	60	52,914
Sr. Unsec’d. Notes	6.550	12/01/33	55	54,189
Sr. Unsec’d. Notes, Series 20Y	5.800	06/15/38	15	13,120
Enterprise Products Operating LLC,
Gtd. Notes	4.800	02/01/49	40	32,332
Gtd. Notes	4.850	03/15/44	100	82,785

Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	2.300	10/01/31	100	74,297
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	3.900	04/01/24	75	74,106
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	45	41,232
Sr. Unsec’d. Notes	4.950	03/14/52	80	59,355
Sr. Unsec’d. Notes	5.200	12/01/47	75	57,978

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes	2.200%	09/15/25	150	$139,797
Gtd. Notes	3.100	03/15/30	45	37,135
Gtd. Notes	4.350	03/15/29	2	1,818
Gtd. Notes	4.500	03/15/50	30	20,745
Gtd. Notes	4.950	07/13/47	100	74,804
Gtd. Notes	5.650	11/01/28	10	9,760
Gtd. Notes	6.625	09/01/53	40	37,377
Targa Resources Corp.,
Gtd. Notes	4.950	04/15/52	20	14,627
Gtd. Notes	6.125	03/15/33	40	38,321

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	3.950	05/15/50	80	54,321
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.250	02/01/50	10	7,353
Sr. Unsec’d. Notes	6.350	01/15/29	65	64,607
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.650	08/15/32	105	92,601
Sr. Unsec’d. Notes	5.300	08/15/52	30	24,392
				1,869,733
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	200	177,146
Real Estate Investment Trusts (REITs) 7.4%
American Tower Corp., Sr. Unsec’d. Notes	3.550	07/15/27	80	72,834
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	75	73,532
Sr. Unsec’d. Notes	4.050	07/01/30	15	12,781
Sr. Unsec’d. Notes	4.125	06/15/26	200	188,056

Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	160	110,654
Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	100	93,495
CubeSmart LP, Gtd. Notes	2.250	12/15/28	50	41,306

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350%	09/01/24	100	$97,141
Gtd. Notes	4.000	01/15/31	170	138,064
Gtd. Notes	5.250	06/01/25	60	58,511

Healthpeak OP LLC, Gtd. Notes	2.125	12/01/28	75	61,869
Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	45	37,185
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	2.625	11/15/31	115	82,705
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	100	74,801
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	306	294,248
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	85	69,717
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	110	101,294
Welltower OP LLC, Gtd. Notes	2.800	06/01/31	100	78,278
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	65	45,324
				1,731,795
Retail 0.9%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.625	05/13/51	60	35,775
AutoNation, Inc.,
Sr. Unsec’d. Notes	3.850	03/01/32	90	70,566
Sr. Unsec’d. Notes	4.750	06/01/30	100	87,524

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.750	07/01/53	10	8,748
				202,613
Semiconductors 1.8%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.419	04/15/33	303	235,519

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes	5.700%	02/10/53	20	$17,891
Sr. Unsec’d. Notes	5.900	02/10/63	28	25,320

Microchip Technology, Inc., Gtd. Notes	4.250	09/01/25	70	67,495
NXP BV/NXP Funding LLC/NXP USA, Inc. (China), Gtd. Notes	3.150	05/01/27	75	67,808
				414,033
Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	100	90,528
Software 1.0%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	35	22,060
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50	90	55,085
Sr. Unsec’d. Notes	3.900	05/15/35	45	35,364
Sr. Unsec’d. Notes	4.000	07/15/46	60	40,240
Sr. Unsec’d. Notes	4.650	05/06/30	40	36,641
Sr. Unsec’d. Notes	6.900	11/09/52	50	49,238
				238,628
Telecommunications 3.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500	06/01/41	240	160,401
Sr. Unsec’d. Notes	3.550	09/15/55	109	63,431

Motorola Solutions, Inc., Sr. Unsec’d. Notes	2.300	11/15/30	150	114,596
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	110	93,748
Gtd. Notes	3.875	04/15/30	210	182,784
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	80	59,731
Sr. Unsec’d. Notes	2.650	11/20/40	175	105,791
				780,482

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200%	11/15/25	80	$72,217
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	90	79,889
				152,106

Total Corporate Bonds (cost $25,580,399)				21,189,624
Municipal Bond 0.2%
Michigan
University of Michigan, Taxable, Revenue Bonds, Series A (cost $60,000)	4.454	04/01/2122	60	43,539

Total Long-Term Investments (cost $27,521,342)				22,950,736

	Shares
Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $32,090)(wb)	32,090	32,090

TOTAL INVESTMENTS 98.1% (cost $27,553,432)		22,982,826
Other assets in excess of liabilities(z) 1.9%		453,975

Net Assets 100.0%		$23,436,801

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Corporate Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2023
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5	2 Year U.S. Treasury Notes	Dec. 2023	$1,012,109	$(4,224)
2	20 Year U.S. Treasury Bonds	Dec. 2023	218,875	(17,698)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	450,250	(58,681)
				(80,603)
Short Positions:
4	5 Year U.S. Treasury Notes	Dec. 2023	417,906	6,229
7	10 Year U.S. Treasury Notes	Dec. 2023	743,203	18,225
				24,454
				$(56,149)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).